NET INCOME/ (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator
Net (loss)/income attributable to ordinary shareholders of KANZHUN LIMITED	¥ 1,099,227	$ 154,823	¥ 107,245	¥ (1,235,139)
Weighted average number of ordinary shares used in computing diluted net (loss)/income per share
Weighted average number of ordinary shares used in computing basic net (loss)/income per share	870,304,878	870,304,878	868,941,151	529,343,027
Dilutive effect of share-based awards	32,431,117	32,431,117	43,200,840
Weighted average number of ordinary shares used in computing diluted net (loss)/income per share	902,735,995	902,735,995	912,141,991	529,343,027
Net (loss)/income per share attributable to ordinary shareholders
- Basic | (per share)	¥ 1.26	$ 0.18	¥ 0.12	¥ (2.33)
- Diluted | (per share)	¥ 1.22	$ 0.17	¥ 0.12	¥ (2.33)